Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 25, 2010
Other Current Liabilities [Abstract]
Other Current Liabilities

(7) Other Current Liabilities

Other current liabilities consisted of the following (in thousands):

	September 24, 2011	December 25, 2010

Gift card/certificate liability	$76,561	123,078
Accrued salary and benefits	25,788	21,307
Accrued professional and legal costs	7,367	9,839
Accrued interest	5,345	6,129
Other	18,469	23,241

Total other current liabilities	$133,530	183,594

(10) Other current liabilities

Other current liabilities at December 25, 2010 and December 26, 2009 consisted of the following (in thousands):

	December 25, 2010	December 26, 2009

Gift card/certificate liability	$123,078	101,949
Accrued salary and benefits	21,307	18,753
Accrued professional and legal costs	9,839	6,590
Accrued interest	6,129	1,652
Other	23,241	30,328

Total other current liabilities	$183,594	159,272

During fiscal year 2010 and 2009, the Company recognized $521 thousand and $3.2 million, respectively, of income related to gift certificate breakage within general and administrative expenses, net. The gift certificate breakage amount recognized was based upon historical redemption patterns and represents the remaining balance of gift certificates for which the Company believes the likelihood of redemption by the customer is remote. The Company determined during fiscal year 2009 that sufficient historical patterns existed to estimate breakage and therefore recognized a cumulative adjustment for all gift certificates outstanding as of December 26, 2009.